Inventories	9 Months Ended
Sep. 30, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 3 - INVENTORIES

At September 30, 2011 and December 31, 2010, inventories consisted of the following:

	September 30, 2011	December 31, 2010
	(Unaudited)
Packaging materials	$140,689	$46,810
Finished goods	14,801,766	6,464,076
	14,942,455	6,510,886
Less: reserve for obsolete inventory	-	-
	$14,942,455	$6,510,886